Subsequent event (Details) $ in Thousands	Nov. 30, 2024 MXN ($)	May 31, 2024 MXN ($)	Apr. 26, 2024 MXN ($) installment	Apr. 21, 2023 item	Apr. 22, 2022 item
Subsequent event
Number of installments for payment of a cash dividend | item				2	2
Declaration of Dividend
Subsequent event
Dividends approved | $	$ 2,125,000	$ 2,125,000	$ 4,250,000
Number of installments for payment of a cash dividend | installment			2